LICENSE AND COMMITMENTS (Details Textual)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2014 USD ($) a	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) ft²
License And Commitments [Line Items]
License Costs		$ 800,000	$ 500,000	$ 3,800,000	$ 1,400,000
License and Research Agreements [Member]
License And Commitments [Line Items]
Contractual Obligation, Due in Next Fiscal Year		$ 2,100,000		$ 2,100,000
Tampa Lease [Member]
License And Commitments [Line Items]
Area of Land	5,200				5,200
Operating Leases, Rent Expense	$ 10,443				$ 10,443
Percentage Of Increase In Lease Rent	3.00%				3.00%